Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB STRATEGIC TRUST
Prospectus Date	rr_ProspectusDate	Sep. 05, 2014
Schwab TargetDuration 6-Month ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Schwab TargetDuration 6-Month ETF™
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of current income consistent with preservation of capital and daily liquidity.
Expense [Heading]	rr_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund. The table does not reflect brokerage commissions you may incur when buying or selling fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. The fund is new and therefore does not have a historical portfolio turnover rate.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	The table does not reflect brokerage commissions you may incur when buying or selling fund shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. This example does not reflect any brokerage commissions you may incur when buying or selling fund shares. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its goal, it is the fund's policy, under normal circumstances, to invest at least 90% of its net assets in a portfolio of investment grade short-term fixed income securities issued by U.S. and foreign issuers and other short-term investments. The fund will notify its shareholders at least 60 days before changing this policy. The fixed income securities in which the fund may invest include corporate and commercial debt instruments; privately-issued securities; mortgage-backed, including commercial mortgage-backed, and asset-backed securities; variable- and floating-rate debt securities; repurchase agreements; money market instruments, including certificates of deposit, commercial paper, promissory notes, and asset-backed commercial paper; obligations issued by the U.S. government and its agencies and instrumentalities, including but not limited to, obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae and Freddie Mac; and bank notes and similar demand deposits. The fund may also invest in other investment companies, including other exchange-traded funds, that provide exposure to fixed income securities similar to those securities in which the fund may invest directly. The fund may also invest its assets in money market funds (including funds that are managed by the investment adviser or one of its affiliates), cash and cash equivalents. All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers.

All debt securities purchased by the fund will be rated A- or higher by Standard & Poor's Financial Services LLC and/or an equivalent rating by another Nationally Recognized Statistical Rating Organization such as Fitch Inc. or Moody's Investor Services, Inc., or, if unrated, determined by the Adviser to be of equivalent quality.

Under normal circumstances, the fund will generally maintain a portfolio duration of less than six months. Duration measures the price sensitivity of the fund's portfolio to interest rate changes. The longer the duration, the more sensitive the portfolio will be to a change in interest rates. As the value of the portfolio's securities changes over time, so will their duration, which in turn will affect the portfolio's duration. The portfolio manager may adjust the fund's portfolio duration within the stated limit based on current and anticipated changes in interest rates.

Additionally, under normal circumstances, the fund generally expects to maintain a portfolio maturity (which is the weighted average maturity of all the securities held in the portfolio) of less than twelve months (1 year). For most security types, the security's final maturity date (the date on which the final principal payment of the security is scheduled to be paid) is used to determine the fund's portfolio maturity. For securitized investments such as asset-backed and mortgage-backed securities, the security's weighted average life (the weighted average time to receipt of all principal payments) is used to determine the fund's portfolio maturity while for securities with embedded demand features, such as puts or calls, either the security's demand date or the final maturity date, depending on interest rates, yields and other market conditions, is used. The fund will not purchase any security with a maturity, or for securitized investments, the security's weighted average life, of more than twenty-four months (2 years) from the date of acquisition. The portfolio manager may adjust the fund's portfolio maturity within the stated limit based on current and anticipated changes in interest rates.

The fund is not a money market fund and thus does not seek to maintain a stable net asset value of $1.00 per share. In addition, although the fund may invest in securities that may be held by money market funds, it is not subject to the regulations applicable to money market funds.

Please see the "Fund details" section of the fund's statutory prospectus for additional information about the concepts of duration and maturity.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The fund is subject to risks, any of which could cause an investor to lose money. The fund's principal risks include:

Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Management Risk. Any actively managed fund is subject to the risk that its investment adviser will select investments or allocate assets in such a way that could cause the fund to underperform or otherwise not meet its objective. The fund's investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser's decisions relating to the fund's duration and its maturity will also affect the fund's yield, and could also affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund's yield at times could lag those of others similarly managed funds.

Interest Rate Risk. A fund's investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund's yield will change over time. During periods when interest rates are low, a fund's yield (and total return) also may be low. Changes in interest rates also may affect a fund's share price: a sharp rise in interest rates could cause the fund's share price to fall. The longer a fund's duration, the more sensitive to interest rate movements its share price is likely to be. For example, a fund with a longer portfolio duration is more likely to experience a decrease in its share price as interest rates rise. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank's monetary policy (e.g., tapering of the Federal Reserve Board's quantitative easing program) or improving economic conditions may result in an increase in interest rates. Duration is an estimate of a security's (or portfolio of securities) sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a particular security's price sensitivity to changes in interest rates.

Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

Many of the U.S. government securities that the fund may invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only limited lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) also only maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself. Any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

Debt Securities Risk. Interest rates rise and fall over time, which will affect the fund's yield and share price. The credit quality of a portfolio investment could also cause the fund's share price to fall. The fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Debt securities may be paid off earlier or later than expected. Either situation could cause the fund to hold securities paying lower than market rates of interest, which could hurt the fund's yield or share price.

Prepayment and Extension Risk. Certain of the fund's investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price.

Foreign Investment Risk. The fund's investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counter-party) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade.

Mortgage-Backed Securities Risk. Certain of the mortgage-backed securities in which the fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates — both increases and decreases — may quickly and significantly affect the value of certain mortgage-backed securities. In addition, because pre-payment rates of individual mortgage pools vary widely, the maturity of a particular pool cannot be predicted precisely.

Asset-Backed Securities Risk. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities.

Portfolio Turnover Risk. The fund may engage in active and frequent trading of its portfolio securities. A higher portfolio turnover rate may result in increased transaction costs, which may lower the fund's performance. A higher portfolio turnover rate can also result in an increase in taxable capital gains distributions to the fund's shareholders.

Exchange-Traded Funds (ETFs) Risk. ETFs generally are investment companies whose shares are bought and sold on a securities exchange. The fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly or as a more efficient means of obtaining such exposure. When the fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio securities.

Cash Redemption Transactions Risk. Unlike many ETFs, the fund generally expects to effect redemptions wholly or partially for cash, rather than in-kind. This may require the fund to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds and potentially cause the fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it effected redemptions in-kind. As a result, an investment in the fund may be less tax-efficient than an investment in a more conventional ETF.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities — an indication of the ability of dealers to engage in "market making" — are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. The fund's investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund's net asset value (NAV), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy shares of the fund in the secondary market, and you may receive less than NAV when you sell those shares in the secondary market.

Lack of Governmental Insurance or Guarantee. An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For more information on the risks of investing in the fund please see the "Fund details" section in the prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, any of which could cause an investor to lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Lack of Governmental Insurance or Guarantee. An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The fund is new and therefore does not have a performance history. Once the fund has completed a full calendar year of operations a bar chart and table will be included that will provide some indication of the risks of investing in the fund by showing the variability of the fund’s returns and comparing the fund’s performance to the index.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the fund has completed a full calendar year of operations a bar chart and table will be included that will provide some indication of the risks of investing in the fund by showing the variability of the fund’s returns and comparing the fund’s performance to the index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund is new and therefore does not have a performance history.
Schwab TargetDuration 6-Month ETF | Schwab TargetDuration 6-Month ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.29%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.29%
1 year	rr_ExpenseExampleYear01	30
3 years	rr_ExpenseExampleYear03	$ 93